Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Depreciation and amortization	$ 93,289,194		$ 92,199,504		$ 83,528,045
Chile operating segment [Member]
Depreciation and amortization	63,148,804		64,807,818		61,736,849
International Business Operating Segment [Member]
Depreciation and amortization	19,798,708		15,568,301		11,928,705
Wine Operaing Segment [Member]
Depreciation and amortization	7,935,006		7,505,440		7,078,872
Other Segments [Member]
Depreciation and amortization	$ 2,406,676	[1]	$ 4,317,945	[1]	$ 2,783,619

[1]	Includes depreciation and amortization corresponding to the Corporate Support Units.